Basis of Presentation and Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment Useful Life	Jun. 30, 2023
Furniture and Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Furniture and Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Demonstration Plant [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Construction in Progress [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life